Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to company performance for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Year	Summary Compensation Table Total Pay for CEO (1)(2) ($)	CAP to CEO (3) ($)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2) ($)	Average CAP to Other NEOs (3) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (5) ($)	Core FFO per Share ($)
					TSR (4) ($)	Peer Group TSR (4) ($)

2024	10,350,885	11,436,578	5,255,195	5,754,725	156	123	468,142	1.77

2023	8,077,735	11,292,640	3,255,922	4,459,905	146	114	432,142	1.66

2022	6,482,600	5,063,676	2,965,317	2,058,580	119	100	310,025	1.54

2021	4,592,060	6,624,511	2,551,105	3,919,810	169	132	210,559	1.36

2020	3,341,650	3,488,258	1,855,710	1,798,939	115	92	154,829	1.16

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote	For each year shown, the CEO was David Singelyn. For 2024 and 2023, the other NEOs were Bryan Smith, Chris Lau and Sara Vogt-Lowell. For
2022 and 2021, the other NEOs were Jack Corrigan, Bryan Smith, Chris Lau and Sara Vogt-Lowell. For 2020, the other NEOs were Jack Corrigan,
Bryan Smith, Chris Lau, Sara Vogt-Lowell and Stephanie Heim.

Peer Group Issuers, Footnote	Reflects the cumulative TSR of the company and the MSCI US REIT Index for the year ended December 31, 2020, the two years ended December
31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 10,350,885	$ 8,077,735	$ 6,482,600	$ 4,592,060	$ 3,341,650
PEO Actually Paid Compensation Amount	$ 11,436,578	11,292,640	5,063,676	6,624,511	3,488,258
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock
Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (v) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
CEO

Year	SCT Total Comp ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Change in Value from Prior Year End to Vesting Date for Awards that Vested During Year ($)	Minus Value of Forfeited Prior Years Awards ($)	Plus Dividends on Unvested Awards/ Accrued Dividends ($)	Equals CAP ($)

2024	10,350,885	(7,667,200)	7,860,108	734,269	(131,829)	—	290,345	11,436,578

Non-PEO NEO Average Total Compensation Amount	$ 5,255,195	3,255,922	2,965,317	2,551,105	1,855,710
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,754,725	4,459,905	2,058,580	3,919,810	1,798,939
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock
Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (v) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Other NEOs on Average

Year	SCT Total Comp ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Change in Value from Prior Year End to Vesting Date for Awards that Vested During Year ($)	Minus Value of Forfeited Prior Years Awards ($)	Plus Dividends on Unvested Awards/ Accrued Dividends ($)	Equals CAP ($)

2024	5,255,195	(3,556,733)	3,707,337	265,629	(52,182)	—	135,479	5,754,725

Compensation Actually Paid vs. Total Shareholder Return	The following graphs illustrate the relationship during 2020-2024 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the MSCI US REIT
Index, (ii) our GAAP net income, and (iii) our Core FFO per share (in each case as set forth in the table above).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The following graphs illustrate the relationship during 2020-2024 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the MSCI US REIT
Index, (ii) our GAAP net income, and (iii) our Core FFO per share (in each case as set forth in the table above).

Tabular List, Table	Financial Performance Measures. The most important financial performance measures used by the company in setting pay-for-
performance compensation for the most recently completed fiscal year are listed in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our
NEOs is described above in the “Compensation Discussion and Analysis” section.

Significant Financial Performance Measures

Core FFO Growth

Relative TSR (compared to the benchmarking peer group and constituents in the FTSE NAREIT Residential Index)

Total Shareholder Return Amount	$ 156	146	119	169	115
Peer Group Total Shareholder Return Amount	123	114	100	132	92
Net Income (Loss)	$ 468,142,000	$ 432,142,000	$ 310,025,000	$ 210,559,000	$ 154,829,000
Company Selected Measure Amount	1.77	1.66	1.54	1.36	1.16
PEO Name	David Singelyn
Additional 402(v) Disclosure	Amounts in thousands.
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR (compared to the benchmarking peer group and constituents in the FTSE NAREIT Residential Index)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,667,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,860,108
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	734,269
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,829)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,345
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,556,733)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,707,337
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,629
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,182)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 135,479